Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (loss)	$ (5,000)	$ 16,700,633	$ 22,511,785
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation expenses paid by sponsor in exchange for Class B ordinary shares	5,000	0	0
Interest income from investments held in Trust Account	0	(37,787,325)	(9,962,942)
Change in fair value of warrant liability	0	(2,816,000)	(14,197,333)
Change in fair value of PIPE with reduction right liability	0	(544,290)	0
PIPE with reduction right expense	0	18,797,300	0
Warrant issuance transaction costs	0	0	20,182
Changes in operating assets and liabilities:
Prepaid expenses	0	423,643	(581,784)
Accounts payable and accrued expenses	0	3,357,495	338,004
Net cash used in operating activities	0	(1,868,544)	(1,872,088)
Cash flows from investing activities:
Principal deposited in Trust Account	0	0	(750,000,000)
Cash withdrawn from Trust Account for working capital	0	2,750,000	250,000
Net cash provided by (used in) investing activities	0	2,750,000	(749,750,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	0	0	17,600,000
Proceeds from sale of units in initial public offering	0	0	750,000,000
Payment of underwriters' discount	0	0	(15,000,000)
Payment of offering costs	0	0	(545,679)
Repayment of advances from Sponsor	0	0	(14,537)
Repayment of promissory note - related party	0	0	(300,000)
Net cash provided by financing activities	0	0	751,739,784
Net change in cash	0	881,456	117,696
Cash at beginning of period	0	117,696	0
Cash at end of period	0	999,152	117,696
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting fee payable	0	0	26,250,000
Forfeiture of Class B shares for no consideration	0	$ 0	$ 281
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	14,537
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 453,401